INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

NOTE 4 -         INTANGIBLE ASSETS

Costs to acquire intangible assets, such as asset purchases of Abbreviated New Drug Applications (“ANDA’s”) which are approved by the FDA or costs incurred in the application of patents are capitalized and amortized on the straight-line method, based on their estimated useful lives ranging from five to fifteen years, commencing upon approval of the patent or site transfers required for commercialization of an acquired ANDA. Such costs are charged to expense if the patent application or ANDA site transfer is unsuccessful.

As of December 31, 2011, the following costs were recorded as intangible assets on the Company’s balance sheet:

Intangible assets at March 31, 2011 (audited)
Patent application costs	147,556
ANDA acquisitions	450,000
Total Intangible Assets at March 31, 2011 (audited)	597,556

Intangible asset costs capitalized during the nine months ended December 31, 2011
Patent application costs	32,407
ANDA acquisition costs	—

Amortization of intangible assets during the nine months ended December 31, 2011
Patent application costs	—
ANDA acquisition costs	—

Intangible assets at December 31, 2011 (unaudited)
Patent application costs	179,963
ANDA acquisitions costs	450,000
Total Intangible Assets at December 31, 2011 (unaudited)	629,963

The costs incurred in patent applications totaling $32,407 for the nine months ended December 31, 2011, were related to our abuse resistant opioid product lines. The Company is continuing its efforts to achieve approval of such patents. Additional costs incurred in relation to such patent applications will be capitalized as intangible assets, with amortization of such costs to commence upon approval of the patents.

NOTE 5 -	INTANGIBLE ASSETS

Costs to acquire intangible assets, such as asset purchases of Abbreviated New Drug Applications (“ANDA’s”) which are approved by the FDA or costs incurred in the application of patents are capitalized and amortized on the straight-line method, based on their estimated useful lives ranging from five to fifteen years, commencing upon approval of the patent or site transfers required for commercialization of an acquired ANDA. Such costs are charged to expense if the patent application or ANDA site transfer is unsuccessful.

As of March 31, 2011 and 2010, the following costs were recorded as intangible assets on the Company’s balance sheet:

	2011	2010
Intangible assets at beginning of fiscal year
Patent application costs	172,841	151,300
Trademarks	—	8,120
ANDA acquisitions	—	—
Less: Accumulated Amortization	(76,434)	(131,677)
Net Intangible Assets at beginning of fiscal year	96,407	27,743

Intangible asset costs capitalized during the fiscal year
Patent application costs	51,152	96,404
Trademarks		—
ANDA acquisition costs	890,000	—
Total cost of intangible assets capitalized	941,152	96,404

Amortization of intangible assets during fiscal year
Patent application costs	—	6,990
Trademarks	—	540
ANDA acquisition costs	—	—
Total amortization of intangible assets	—	7,530

Impairment of intangible assets during the fiscal year
Patent application costs	76,434	74,863
Trademarks	—	8,120
ANDA acquisition costs	(440,000)	—
Accumulated amortization of impaired assets	(76,434)	(62,773)
Net impairment of intangible assets	(440,000)	20,210

Intangible assets at end of fiscal year
Patent application costs	147,556	172,841
Trademarks	—	—
ANDA acquisition costs	450,000	—
Less: Accumulated Amortization	—	(76,434)
Net Intangible Assets	$597,556	$96,407

The costs incurred in patent applications totaling $51,152 and $96,404 for the 2011 and 2010 fiscal years, were all related to our abuse resistant and extended release opioid product lines. The Company is continuing its efforts to achieve approval of such patents. Additional costs incurred in relation to such patent applications will be capitalized as intangible assets, with amortization of such costs to commence upon approval of the patents.

The ANDA acquisition costs of $890,000 incurred during the 2011 fiscal year, are related to our acquisition of the ANDA’s for Hydromorphone 8mg, Naltrexone 50mg and Phentermine 37.5mg tablets. For further details on these acquisitions, please refer to the current reports on Form 8-K filed with the SEC on May 24, 2010 for the Hydromorphone ANDA acquisition and September 1, 2010 for the Naltrexone and Phentermine ANDA acquisitions, such filings being herein incorporated by this reference. In addition, please refer to exhibits 10.4, 10.5 and 10.7 of the quarterly report on Form 10-Q filed with the SEC on November 15, 2010 for the purchase agreements for Hydromorphone, Naltrexone, and Phentermine, respectively, such filings being herein incorporated by this reference.

The Company has successfully transferred production of the Phentermine 37.5mg product to its facilities and has commenced commercial production of this product. Please refer to the current report on form 8-K, filed with the SEC on April 7, 2011, such filing being herein incorporated by reference.

On May 31, 2011, the Company received a letter from the FDA responding to a Changes Being Effected in 30 Days (“CBE 30”) supplement filed by the Company with the agency to change the manufacturing and packaging location of the Hydromorphone Hydrochloride Tablets USP, 8mg ANDA purchased from Mikah Pharma. The letter from the FDA informed the Company that the agency has reclassified the application as a prior approval supplemental application which will delay the commercialization of the product. The delay imposed by such reclassification is a significant detrimental factor to the value of the Hydromorphone AND. In accordance with GAAP, the Company recorded an impairment equal to the full historical cost.

The Company has also recorded an impairment equal to the full historical cost of the Naltrexone 50mg ANDA, as the reason given by the FDA for the reclassification of the Company’s application filed with the FDA for Hydromorphone may also apply to a similar application filed by the Company with the FDA for the transfer of manufacturing and packaging for Naltrexone 50mg.